LORD ABBETT RESEARCH FUND, INC.
Lord Abbett Growth Opportunities Fund

Supplement dated January 31, 2025 to the
Summary Prospectus, Prospectus and Statement of Additional Information, each dated
April 1, 2024, as supplemented

The following changes are effective March 1, 2025:

The following table replaces the table in the subsection under “Growth Opportunities Fund—Management—Portfolio Managers” on page 10 of the summary prospectus and on page 19 of the statutory prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
F. Thomas O’Halloran, Partner and Portfolio Manager	2022
Matthew R. DeCicco, Partner and Director of Equities	2022
Vernon T. Bice, Portfolio Manager	2022
Benjamin Ebel, Senior Managing Director and Portfolio Manager	2022

The following paragraph replaces the corresponding paragraph under “Management and Organization of the Funds” on page 50 of the statutory prospectus:

Growth Opportunities Fund. F. Thomas O’Halloran, Partner and Portfolio Manager, heads the Fund’s team. Mr. O’Halloran joined Lord Abbett in 2001. Additional members of the Fund’s team are Matthew R. DeCicco, Partner and Director of Equities, Vernon T. Bice, Portfolio Manager, and Benjamin Ebel, Senior Managing Director and Portfolio Manager. Messrs. DeCicco, Bice, and Ebel joined Lord Abbett in 1999, 2011, and 2005, respectively. Messrs. O’Halloran, DeCicco, Bice, and Ebel are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Growth Opportunities Fund” in the subsection titled “Portfolio Manager Information—Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
International Value Fund
F. Thomas O’Halloran	6	7,951.84	1	168.93	13	532.26
Matthew R. DeCicco	8	8,533.59	1	168.93	0	0
Vernon T. Bice	7	7,951.84	1	168.93	0	0
Benjamin Ebel	4	7,735.09	0	0	0	0

The following rows replace the applicable rows of the corresponding table under the heading “Growth Opportunities Fund” in the subsection titled “Portfolio Manager Information—Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
International Value Fund
F. Thomas O’Halloran	$500,001-$1,000,000
Matthew R. DeCicco	$100,001-$500,000
Vernon T. Bice	$100,001-$500,000
Benjamin Ebel	$50,001-$100,000

1 Data as of December 31, 2023.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.